ADVANCED SERIES TRUST

AST Advanced Strategies Portfolio
AST International Value Portfolio

Supplement dated November 30, 2021 to the

Currently Effective Statement of Additional Information

This supplement should be read in conjunction with the currently effective statement of additional information (the SAI) for the Advanced Series Trust (the Trust) relating to the AST Advanced Strategies Portfolio (the Advanced Strategies Portfolio) and the AST International Value Portfolio (the International Value Portfolio, and collectively, the Portfolios), and should be retained for future reference. The Portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein that are not otherwise defined shall have the meanings given to them in the SAI.

A.	Amended Subadvisory Agreement with Lazard Asset Management LLC (Lazard)

The Board of Trustees of the Trust (the Board) recently approved amending the subadvisory agreement among PGIM Investments LLC, AST Investments Services, Inc. (collectively, the Manager) and Lazard to reflect a new subadvisory fee schedule for the International Value Portfolio.

To reflect this change, the SAI is hereby revised as follows, effective December 1, 2021:

I.

The table in Part I of the SAI titled “Portfolio Subadvisers and Fee Rates” is hereby revised by replacing the information pertaining to Lazard for the International Value Portfolio with the information set forth below:

Portfolio Subadvisers and Fee Rates
Portfolio	Subadviser(s)	Fee Rate
AST International Value Portfolio	Lazard Asset Management LLC	0.34% of average daily net assets on first $300 million; 0.30% of average daily net assets over $300 million

B.	Amended Subadvisory Agreements with LSV Asset Management (LSV)

The Board recently approved amending the subadvisory agreements among the Manager and LSV to reflect new subadvisory fee schedules for the Portfolios.

To reflect these changes, the SAI is hereby revised as follows, effective December 1, 2021:

I.	The table in Part I of the SAI titled “Portfolio Subadvisers and Fee Rates” is hereby revised by replacing the information pertaining to LSV for the Portfolios with the information set forth below:

Portfolio Subadvisers and Fee Rates
Portfolio	Subadviser(s)	Fee Rate
AST Advanced Strategies Portfolio	LSV Asset Management

Under $1.25 billion

0.450% of average daily net assets to $150 million;

0.425% of average daily net assets over $150 million to $300 million;

0.400% of average daily net assets over $300 million to $450 million;

0.375% of average daily net assets over $450 million to $750 million;

0.350% of average daily net assets over $750 million

Over $1.25 billion

0.350% on all assets

(international value category)

AST International Value Portfolio	LSV Asset Management

Under $1.25 billion

0.450% of average daily net assets to $150 million;

0.425% of average daily net assets over $150 million to $300 million;

0.400% of average daily net assets over $300 million to $450 million;

0.375% of average daily net assets over $450 million to $750 million;

0.350% of average daily net assets over $750 million

Over $1.25 billion

0.350% on all assets

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

ASTSAISUP5